Note 17 - Regulatory Capital - Capital Amounts and Ratios (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Common equity tier 1 capital, actual amount		$ 79,552	$ 76,279
Common equity tier 1 capital, actual percent of asset	[1]	13.26%	12.45%
Common equity tier 1 capital, amount required to be adequately capitalized		$ 26,988	$ 27,561
Common equity tier 1 capital, percent of assets required to be adequately capitalized	[1]	4.50%	4.50%
Common equity tier 1 capital, excess capital amount		$ 52,564	$ 48,718
Common equity tier 1 capital, excess capital percent of assets	[1]	8.76%	7.95%
Common equity tier 1 capital, amount to be well capitalized under prompt corrective action provisions		$ 38,982	$ 39,810
Common equity tier 1 capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	6.50%	6.50%
Tier 1 leverage, actual amount		$ 79,552	$ 76,279
Tier 1 leverage, actual percent of asset	[1]	11.00%	10.68%
Tier 1 leverage, amount required to be adequately capitalized		$ 28,923	$ 28,569
Tier 1 leverage, percent of assets required to be adequately capitalized	[1]	4.00%	4.00%
Tier 1 leverage, excess capital amount		$ 50,629	$ 47,710
Tier 1 leverage, excess capital percent of assets	[1]	7.00%	6.68%
Tier 1 leverage, amount to be well capitalized under prompt corrective action provisions		$ 36,154	$ 35,711
Tier 1 leverage, percent of assets to be well capitalized under prompt corrective action provisions	[1]	5.00%	5.00%
Tier 1 risk-based capital, actual amount		$ 79,552	$ 76,279
Tier 1 risk-based capital, actual percent of asset	[1]	13.26%	12.45%
Tier 1 risk-based capital, amount required to be adequately capitalized		$ 35,983	$ 36,748
Tier 1 risk-based capital, percent of assets required to be adequately capitalized	[1]	6.00%	6.00%
Tier 1 risk-based capital, excess capital amount		$ 43,569	$ 39,531
Tier 1 risk-based capital, excess capital percent of assets	[1]	7.26%	6.45%
Tier 1 risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 47,978	$ 48,997
Tier 1 risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	8.00%	8.00%
Total risk-based capital, actual amount		$ 87,063	$ 83,957
Total risk-based capital, actual percent of asset	[1]	14.52%	13.71%
Total risk-based capital, amount required to be adequately capitalized		$ 47,978	$ 48,997
Total risk-based capital, percent of assets required to be adequately capitalized	[1]	8.00%	8.00%
Total risk-based capital, excess capital amount		$ 39,085	$ 34,960
Total risk-based capital, excess capital percent of assets	[1]	6.52%	5.71%
Total risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 59,972	$ 61,246
Total risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	10.00%	10.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.